Deferred Tax Assets and Deferred Tax Liabilities (Details) - Deferred Tax [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Revenue an expense cutoff	$ 204,904	$ 78,456
Allowance for doubtful accounts	359,789	235,007
Loss carryforward	526,855	1,709,433
Deferred tax assets, non-current, Gross	1,091,548	2,022,896
Less: valuation allowance	(526,855)	(1,709,433)
Deferred tax assets, non-current, Net	564,693	313,463
Deferred tax liability
Depreciation of property and equipment	$ 78,684